Interest income and expense	12 Months Ended
Oct. 31, 2020
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Interest income and expense

Note 3 0	Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the year ended October 31		Interest income	Interest expense
2020	Measured at amortized cost (1)(2)	$15,055	$6,062
	Debt securities measured at FVOC I (1)	685	n/a
	Other (3)	1,782	416
	Total	$17,522	$6,478
2019	Measured at amortized cost (1)(2)	$17,871	$9,824
	Debt securities measured at FVOCI (1)	960	n/a
	Other (3)	1,866	322
	Total	$20,697	$10,146
2018	Measured at amortized cost (1)(2)	$15,275	$7,139
	Debt securities measured at FVOCI (1)	749	n/a
	Other (3)	1,481	301
	Total	$17,505	$7,440

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Effective November 1, 2019, includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.